Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2019	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,710,147	14.30%	4.50%	NA
The Bank	1,666,426	13.93	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,710,147	14.30	6.00	NA
The Bank	1,666,426	13.93	6.00	8.00
Total risk-based capital ratio:
The Company	1,848,581	15.45	8.00	NA
The Bank	1,804,860	15.09	8.00	10.00
Tier 1 leverage ratio:
The Company	1,710,147	10.51	4.00	NA
The Bank	1,666,426	10.24	4.00	5.00

September 30, 2018
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,678,475	14.71%	4.50%	NA
The Bank	1,661,628	14.55	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,678,475	14.71	6.00	NA
The Bank	1,661,628	14.55	6.00	8.00
Total risk-based capital ratio:
The Company	1,814,981	15.91	8.00	NA
The Bank	1,798,135	15.75	8.00	10.00
Tier 1 leverage ratio:
The Company	1,678,475	10.85	4.00	NA
The Bank	1,661,628	10.74	4.00	5.00

Schedule of earnings per share calculation
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2019	2018	2017
Weighted average shares outstanding	80,471,316	85,008,040	88,905,457
Weighted average dilutive warrants	4,448	63,079	242,979
Weighted average dilutive options	19,399	38,724	75,771
Weighted average diluted shares	80,495,163	85,109,843	89,224,207

Net income (In thousands)	$210,256	$203,850	$173,532
Basic EPS	$2.61	$2.40	$1.95
Diluted EPS	2.61	2.40	1.94